Investment in Joint Ventures - Summary of Financial Information of Group's Investment in Flocktory Joint Venture (Parenthetical) (Detail) - Flocktory Ltd (Cyprus) [member]	12 Months Ended
Dec. 31, 2017
Disclosure of joint venture financial information [Line Items]
Percentage of group's share in joint venture	82.00%
Joint operations [member]
Disclosure of joint venture financial information [Line Items]
Percentage of group's share in joint venture	82.00%